Other Liabilities - Restructuring Activity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost And Reserve [Line Items]
Beginning balance	$ 30	$ 51	$ 95
Restructuring charges	93	44	84
Reserves utilized cash	(54)	(59)	(116)
Reserves utilized non-cash	(15)	(3)	(5)
Currency translation adjustments	6	(3)	(7)
Ending balance	60	30	51
Severance and Other Employee Costs [Member]
Restructuring Cost And Reserve [Line Items]
Beginning balance	23	30	86
Restructuring charges	76	56	66
Reserves utilized cash	(53)	(55)	(112)
Reserves utilized non-cash	(2)		(5)
Currency translation adjustments	4	(8)	(5)
Ending balance	48	23	30
Facility Related Costs [Member]
Restructuring Cost And Reserve [Line Items]
Beginning balance	7	5	6
Restructuring charges	17	(1)
Reserves utilized cash	(1)		(3)
Reserves utilized non-cash	(13)
Currency translation adjustments	2	3	2
Ending balance	12	7	5
Other Restructuring [Member]
Restructuring Cost And Reserve [Line Items]
Beginning balance		16	3
Restructuring charges		(11)	18
Reserves utilized cash		(4)	(1)
Reserves utilized non-cash		(3)
Currency translation adjustments		$ 2	(4)
Ending balance	$ 0		$ 16